UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
As of July 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 99.6%
	Australia – 3.6%
55,440	ALS Ltd.	$307,045
17,472	Altium Ltd.	264,969
2,436	Blackmores Ltd.	268,161
84,420	Boral Ltd.	417,339
36,708	Carsales.Com Ltd.	380,405
42,000	Computershare Ltd.	567,943
4,620	CSL Ltd.	675,259
73,332	DuluxGroup Ltd.	417,040
108,696	Harvey Norman Holdings Ltd.	286,856
25,452	Mineral Resources Ltd.	313,143
46,200	Nufarm Ltd.	245,567
121,228	Reliance Worldwide Corp. Ltd.	536,219
23,856	Woolworths Group Ltd.	533,633
		5,213,579
	Austria – 0.2%
1,848	Lenzing AG	234,604
	Belgium – 0.3%
3,528	Solvay S.A.	484,001
	Canada – 2.2%
28,560	CAE, Inc.	594,452
6,132	George Weston Ltd.	509,681
8,400	Loblaw Cos., Ltd.	443,742
8,400	Methanex Corp.	579,742
8,400	Open Text Corp.	312,323
8,400	Ritchie Bros Auctioneers, Inc.	279,161
2,772	Stantec, Inc.	72,323
5,880	West Fraser Timber Co., Ltd.	364,903
		3,156,327
	Denmark – 1.8%
168	AP Moller - Maersk A/S Class B	241,740
6,048	Chr. Hansen Holding A/S	626,718
3,696	Coloplast A/S Class B	403,427
6,720	H. Lundbeck A/S	486,856
2,772	Pandora A/S	197,215
14,280	William Demant Holding A/S*	683,134
		2,639,090
	Finland – 1.4%
7,980	Kone Oyj Class B	436,878
10,752	Metso OYJ	393,766
6,888	Nokian Renkaat Oyj	298,920
33,600	Stora Enso Oyj Class R	555,699

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINLAND (Continued)
16,128	Wartsila OYJ Abp	$348,917
		2,034,180
	France – 3.2%
3,948	Air Liquide S.A.	505,820
7,896	Compagnie de Saint-Gobain S.A.	351,764
2,436	Compagnie Generale des Etablissements Michelin	313,812
5,124	Dassault Systemes	766,204
2,268	Essilor International Cie Generale d’Optique S.A.	334,894
1,428	Kering	761,899
8,148	Legrand S.A.	599,090
3,360	Pernod Ricard S.A.	542,332
4,620	Sanofi	402,017
		4,577,832
	Germany – 3.6%
4,620	BASF SE	444,127
1,680	Continental AG	387,240
12,936	Evonik Industries AG	479,047
3,864	Fresenius Medical Care AG & Co. KGaA	377,690
4,200	HeidelbergCement AG	356,870
4,536	Merck KGaA	466,410
536	Puma S.E.	269,046
3,780	Siemens AG	534,096
4,956	Symrise AG	448,129
76,608	Telefonica Deutschland Holding AG	335,863
7,644	United Internet AG	411,418
3,864	Wirecard AG	722,242
		5,232,178
	Ireland – 0.3%
3,570	Kingspan Group PLC (London)	166,248
5,250	Kingspan Group PLC (Dublin)	243,990
		410,238
	Israel – 0.3%
10,332	Teva Pharmaceutical Industries Ltd. - ADR	247,348
9,324	Tower Semiconductor Ltd.*	192,541
		439,889
	Italy – 1.3%
66,864	Davide Campari-Milano S.p.A	564,069
15,372	Moncler S.p.A	678,432
12,684	Salvatore Ferragamo S.p.A.	293,628
20,496	Tenaris S.A.	374,829
		1,910,958

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Japan – 34.9%‡
8,400	ABC-MART, INC.	$453,993
42,000	Amada Holdings Co., Ltd.	419,475
8,400	Asahi Intecc Co., Ltd.	320,046
25,200	Asics Corp.	408,144
16,800	ASKUL Corp.	499,768
8,400	BANDAI NAMCO Holdings, Inc.	335,054
8,400	Benesse Holdings, Inc.	305,038
16,800	Brother Industries Ltd.	341,133
16,800	Calbee, Inc.	555,297
16,800	Canon, Inc.	542,841
16,800	Capcom Co., Ltd.	434,333
25,200	Casio Computer Co., Ltd.	410,845
16,800	Coca-Cola Bottlers Japan Holdings, Inc.	604,074
8,400	CyberAgent, Inc.	440,486
33,600	Daicel Corp.	368,597
16,800	Daiichi Sankyo Co., Ltd.	693,672
16,800	Ebara Corp.	505,771
8,400	Ezaki Glico Co., Ltd.	387,958
16,800	Fuji Corp.	295,658
84,000	Fuji Electric Co., Ltd.	616,830
33,600	Fuji Media Holdings, Inc.	551,395
84,000	Fujitsu Ltd.	570,606
109,200	GungHo Online Entertainment, Inc.	232,174
8,400	Hamamatsu Photonics K.K.	354,940
8,400	Harmonic Drive Systems, Inc.	328,676
16,800	Hitachi Chemical Co., Ltd.	331,378
16,800	Hitachi High-Technologies Corp.	684,367
16,800	House Foods Group, Inc.	529,784
8,400	HOYA CORP.	502,769
25,200	Isetan Mitsukoshi Holdings Ltd.	303,237
16,800	Itochu Techno-Solutions Corp.	318,771
8,400	Jafco Co., Ltd.	306,539
16,800	Japan Airlines Co., Ltd.	618,781
50,400	K’s Holdings Corp.	565,953
16,800	Kansai Paint Co., Ltd.	385,106
16,800	Koei Tecmo Holdings Co., Ltd.	343,684
16,800	Komatsu Ltd.	491,813
8,400	Konami Holdings Corp.	393,961
8,400	Kyocera Corp.	486,861
25,200	Kyowa Hakko Kirin Co., Ltd.	476,580
8,400	Lawson, Inc.	503,520
8,400	M3, Inc.	318,546
16,800	Makita Corp.	751,903
8,400	Matsumotokiyoshi Holdings Co., Ltd.	363,195

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
8,400	MISUMI Group, Inc.	$213,264
58,800	Mitsubishi Chemical Holdings Corp.	511,992
16,800	Mitsubishi Heavy Industries Ltd.	628,387
8,400	Mixi, Inc.	220,393
8,400	Monotaro Co., Ltd.	420,975
8,400	Morinaga & Co., Ltd.	388,708
16,800	Nabtesco Corp.	518,528
16,800	NEXON Co., Ltd.*	240,879
25,200	NGK Insulators Ltd.	440,336
16,800	NGK Spark Plug Co., Ltd.	481,758
16,800	Nihon M&A Center, Inc.	446,639
134,400	Nippon Light Metal Holdings Co., Ltd.	302,562
8,400	Nippon Telegraph & Telephone Corp.	387,808
25,200	Nippon Television Holdings, Inc.	404,992
16,800	Nissan Chemical Corp.	749,652
25,200	Nisshinbo Holdings, Inc.	275,998
8,400	Nissin Foods Holdings Co., Ltd.	578,560
8,400	Nitto Denko Corp.	606,475
16,800	Nomura Research Institute Ltd.	804,431
25,200	NSK Ltd.	273,522
84,000	Oji Holdings Corp.	496,766
8,400	Olympus Corp.	339,557
16,800	Ono Pharmaceutical Co., Ltd.	395,387
16,800	OSG Corp.	376,852
16,800	Park24 Co., Ltd.	471,252
16,800	Pigeon Corp.	805,932
33,600	Renesas Electronics Corp.*	298,960
16,800	Resorttrust, Inc.	307,064
16,800	Rohto Pharmaceutical Co., Ltd.	502,769
42,000	Sanwa Holdings Corp.	475,755
8,400	Sawai Pharmaceutical Co., Ltd.	395,462
8,400	SCSK Corp.	396,212
25,200	Sega Sammy Holdings, Inc.	400,715
16,800	Seiko Epson Corp.	302,112
8,400	Seria Co., Ltd.	385,707
16,800	Seven & I Holdings Co., Ltd.	683,616
16,800	Shimadzu Corp.	477,256
8,400	Shin-Etsu Chemical Co., Ltd.	845,703
8,400	Shiseido Co., Ltd.	616,080
33,600	Skylark Holdings Co., Ltd.	487,461
8,400	Square Enix Holdings Co., Ltd.	396,212
8,400	Start Today Co., Ltd.	336,555
16,800	Subaru Corp.	488,362
84,000	Sumitomo Chemical Co., Ltd.	481,008

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
25,200	Sumitomo Dainippon Pharma Co., Ltd.	$486,936
25,200	Sumitomo Electric Industries Ltd.	385,857
84,000	Sumitomo Osaka Cement Co., Ltd.	399,214
33,600	Sumitomo Rubber Industries Ltd.	554,097
8,400	Suntory Beverage & Food Ltd.	356,816
8,400	Suzuki Motor Corp.	491,588
16,800	Tadano Ltd.	216,116
25,200	Taiyo Nippon Sanso Corp.	384,956
33,600	Takara Holdings, Inc.	391,109
16,800	Takeda Pharmaceutical Co., Ltd.	701,626
16,800	Terumo Corp.	919,993
8,400	THK Co., Ltd.	226,997
16,800	Toho Co., Ltd.	499,768
16,800	Tokai Carbon Co., Ltd.	307,815
16,800	Tokyo Gas Co., Ltd.	408,744
16,800	Topcon Corp.	289,805
8,400	TOTO Ltd.	390,959
16,800	Toyo Suisan Kaisha Ltd.	606,325
8,400	Toyobo Co., Ltd.	141,676
8,400	Trend Micro, Inc.	494,515
8,400	TV Asahi Holdings Corp.	167,715
16,800	Yamaha Corp.	783,420
8,400	Yaskawa Electric Corp.	275,398
16,800	Yokogawa Electric Corp.	297,309
25,200	Zensho Holdings Co., Ltd.	560,325
		50,451,245
	Netherlands – 1.4%
3,612	ASML Holding N.V.	775,512
6,216	Koninklijke DSM N.V.	662,864
8,820	Wolters Kluwer N.V.	532,091
		1,970,467
	New Zealand – 0.2%
66,730	Fletcher Building Ltd.	319,371
	Norway – 0.6%
5,712	Bakkafrost P/F	351,597
10,164	Salmar A.S.A.	519,222
		870,819
	Singapore – 0.2%
151,200	Singapore Telecommunications Ltd.	356,536

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN – 0.5%
8,484	Amadeus IT Group S.A. Class A	$724,650
	Sweden – 3.3%
13,944	Atlas Copco AB Class A	399,599
41,244	Dometic Group AB	401,337
25,620	Elekta AB Class B	359,958
13,944	Epiroc A.B. Class A*	167,076
28,308	Getinge A.B. - B Shares	305,421
19,488	Hennes & Mauritz AB - B Shares	303,414
49,056	Husqvarna AB Class B	388,471
22,680	Kindred Group PLC	293,097
4,032	Millicom International Cellular S.A.	258,351
30,828	Sandvik AB	564,349
19,572	SKF AB Class B	402,731
41,328	Svenska Cellulosa AB Class B	428,306
23,268	Trelleborg AB Class B	484,609
		4,756,719
	Switzerland – 2.6%
5,040	Cie Financiere Richemont S.A.	442,909
1,260	Geberit AG	562,164
6,804	LafargeHolcim Ltd.*	348,035
7,812	Novartis AG	656,839
6,384	Oriflame Holding AG	212,738
1,764	Roche Holding AG	433,071
252	SGS S.A.	658,255
2,184	Sonova Holding AG	403,268
		3,717,279
	United Kingdom – 6.4%
3,612	ASOS PLC*	287,599
77,448	B&M European Value Retail S.A.	419,272
12,936	Burberry Group PLC	357,533
12,264	Coca-Cola HBC AG	439,827
78,456	ConvaTec Group PLC	225,383
7,224	Croda International PLC	487,071
73,339	DS Smith PLC	484,861
6,468	Fevertree Drinks PLC	292,288
23,268	IMI PLC	379,081
45,612	JD Sports Fashion PLC	279,952
39,228	Just Eat PLC*	408,057
88,200	Kingfisher PLC	343,271
25,704	Mediclinic International PLC	172,632
59,808	Merlin Entertainments PLC	308,949
11,928	Mondi PLC	328,108

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
3,948	nVent Electric PLC*	$108,175
3,780	Reckitt Benckiser Group PLC	337,024
43,596	Sage Group PLC	355,704
4,956	Shire PLC	282,860
17,304	Smith & Nephew PLC	299,734
20,328	Smiths Group PLC	430,378
5,712	Spirax-Sarco Engineering PLC	520,369
10,332	Unilever PLC	590,234
152,712	Vodafone Group PLC	372,595
7,560	Whitbread PLC	388,244
20,412	WPP PLC	319,163
		9,218,364
	United States – 31.3%‡
6,216	Activision Blizzard, Inc.	456,379
3,696	Adobe Systems, Inc.*	904,337
2,016	Advance Auto Parts, Inc.	284,720
6,804	Agilent Technologies, Inc.	449,336
3,108	Albemarle Corp.	292,774
2,100	Alexion Pharmaceuticals, Inc.*	279,216
1,428	Allergan PLC	262,881
5,712	Amdocs Ltd.	386,017
1,848	Amgen, Inc.	363,224
4,956	Amphenol Corp. Class A	463,436
4,872	Analog Devices, Inc.	468,394
4,872	Apergy Corp.*	199,752
2,604	Apple, Inc.	495,515
6,048	AT&T, Inc.	193,355
3,612	Autodesk, Inc.*	463,925
1,680	Becton, Dickinson and Co.	420,622
252	Booking Holdings, Inc.*	511,237
9,912	BorgWarner, Inc.	456,150
4,872	Bristol-Myers Squibb Co.	286,230
4,872	Broadridge Financial Solutions, Inc.	550,439
9,240	Brown-Forman Corp. Class B	491,753
11,172	CA, Inc.	493,914
8,568	CBRE Group, Inc. Class A*	426,686
4,788	Celanese Corp. Class A	565,511
2,940	Celgene Corp.*	264,865
11,424	Check Point Software Technologies Ltd.*	1,287,142
2,856	Cintas Corp.	583,995
11,676	Cisco Systems, Inc.	493,778
11,340	Conagra Brands, Inc.	416,291
1,428	Cooper Companies, Inc.	371,994

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
15,036	Coty, Inc. Class A	$201,633
2,184	Cummins, Inc.	311,897
4,704	Danaher Corp.	482,536
5,628	DENTSPLY SIRONA, Inc.	270,763
4,368	Dollar General Corp.	428,719
4,368	Dollar Tree, Inc.*	398,711
3,864	Dover Corp.	320,635
4,200	Eaton Corp. PLC	349,314
7,896	eBay, Inc.*	264,121
2,688	Edwards Lifesciences Corp.*	382,906
4,200	Eli Lilly and Co.	415,002
7,308	Emerson Electric Co.	528,222
3,192	Equifax, Inc.	400,596
3,948	Estee Lauder Co., Inc. Class A	532,743
2,604	Expedia, Inc.	348,519
3,276	F5 Networks, Inc.*	561,441
2,604	Facebook, Inc. Class A*	449,398
6,972	Fastenal Co.	396,916
10,920	Gap, Inc.	329,456
4,200	Gilead Sciences, Inc.	326,886
3,192	Hasbro, Inc.	317,955
5,544	Henry Schein, Inc.*	440,249
2,856	Honeywell International, Inc.	455,960
11,340	Hormel Foods Corp.	407,900
1,428	Illumina, Inc.*	463,186
4,368	Ingersoll-Rand PLC	430,292
9,240	Intel Corp.	444,444
2,856	Intuit, Inc.	583,310
13,188	Juniper Networks, Inc.	347,372
6,132	Kohl’s Corp.	452,971
2,520	Lam Research Corp.	480,413
12,096	LKQ Corp.*	405,458
4,368	Lowe’s Companies, Inc.	433,917
9,408	Macy’s, Inc.	373,780
5,460	Microchip Technology, Inc.	510,128
6,468	Micron Technology, Inc.*	341,446
4,620	Molson Coors Brewing Co. Class B	309,540
6,300	Monster Beverage Corp.*	378,126
9,408	Newell Brands, Inc.	246,396
1,680	NVIDIA Corp.	411,365
1,344	O’Reilly Automotive, Inc.*	411,264
7,980	Oracle Corp.	380,486
4,788	Owens Corning	297,909
1,596	Palo Alto Networks, Inc.*	316,423

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,360	Parker-Hannifin Corp.	$568,008
7,224	PayPal Holdings, Inc.*	593,379
3,948	Pentair PLC	176,278
6,300	Perrigo Co. PLC	507,276
3,780	PPG Industries, Inc.	418,295
2,688	PVH Corp.	412,662
3,612	Qorvo, Inc.*	295,317
5,376	QUALCOMM, Inc.	344,548
3,696	Red Hat, Inc.*	521,986
3,024	Rockwell Automation, Inc.	567,181
2,520	Rockwell Collins, Inc.	350,255
3,276	Seagate Technology PLC	172,383
7,560	SEI Investments Co.	453,146
2,436	Snap-on, Inc.	413,121
5,880	Southwest Airlines Co.	341,981
3,612	Splunk, Inc.*	347,113
2,604	Stanley Black & Decker, Inc.	389,220
3,108	Stryker Corp.	507,381
6,300	Synopsys, Inc.*	563,409
6,636	Tapestry, Inc.	312,688
8,400	Textron, Inc.	573,468
2,100	Thermo Fisher Scientific, Inc.	492,513
4,956	Tractor Supply Co.	386,766
10,164	UGI Corp.	540,115
2,940	Universal Display Corp.	283,122
2,940	Varian Medical Systems, Inc.*	339,423
3,360	Vmware, Inc. Class A*	485,822
840	W.W. Grainger, Inc.	291,110
3,864	Wabtec Corp.	426,277
5,460	Walgreens Boots Alliance, Inc.	369,205
6,132	Xilinx, Inc.	441,933
7,560	Xylem, Inc.	578,794
2,856	Zimmer Biomet Holdings, Inc.	358,485
5,460	Zoetis, Inc. Class A	472,181
		45,219,413
	Total Common Stocks (Cost $125,381,379)	143,937,739

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Concluded

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	Short-Term Investments – 0.1%
88,189	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 1.78%#	$88,189
	Total Short-Term Investments (Cost $88,189)	88,189
	Total Investments – 99.7% (Cost $125,469,568)	144,025,928
	Other Assets in Excess of Liabilities – 0.3%	442,191
	Total Net Assets – 100.0%	$144,468,119

* Non-income producing security.

‡Please see Note 3 for more information about geographic investment and other risks.

#The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The Schedule of Investments herein are for the Knowledge Leaders Developed World ETF (the “Developed World ETF” or the “Fund”). The Fund is a passively managed exchange-traded fund (“ETF”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Knowledge Leaders Developed World Index (the “Developed World Index”). The Fund is classified as a “non-diversified” fund. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Fund commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value (“NAV”) and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of July 31, 2018 for the Fund based upon the three levels defined above:

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$143,937,739	$—	$—	$143,937,739
Short-Term Investments	88,189	—	—	88,189
Total	$144,025,928	$—	$—	$144,025,928

*The Fund did not hold any Level 3 securities at period end.

(1)For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

Note 3 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of July 31, 2018, a significant portion of the Fund’s assets was invested in securities of U.S. and Japanese issuers.

Investing in the United States Risk: Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Investing in Japan Risk: The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners.

Geopolitical Risk: Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the index.

Industry Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk: The Fund may invest in instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less frequently can be more difficult or costly to buy, or to sell, compared to other more liquid or active investments. A lack of liquidity could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk: In seeking to replicate the Index, which is adjusted and rebalanced semi-annually, the Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund’s Shares may trade at a premium or discount to the NAV.

Sampling Risk: The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Consumer Discretionary Sector Risk: Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Consumer Staples Sector Risk: Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Health Care Sector Risk: The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Concluded

July 31, 2018 (Unaudited)

Industrials Sector Risk: The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Information Technology Sector Risk: Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Materials Sector Risk: Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Small- and Mid-Capitalization Risk: The small and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk: Shares may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Note 4 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Fund’s financial statements through this date.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 25, 2018

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	September 25, 2018